CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 427,935	$ 332,856
Cost of revenue (exclusive of depreciation and amortization shown separately below)	300,016	234,731
Salaries and related costs	48,014	33,386
General and administrative expenses	43,049	30,020
Depreciation and amortization	25,401	17,954
Acquisition costs	1,967	4,814
Change in fair value of contingent consideration liabilities	1,106	0
Income from operations	8,382	11,951
Interest expense	14,166	13,740
Change in fair value of warrant liabilities	(18,115)	8,840
Change in tax receivable agreement liabilities	(15,289)	0
Debt extinguishment	2,108	0
Loss on disposal of assets	8	0
Net income (loss) before income taxes	25,504	(10,629)
Income tax expense	19,311	3,085
Net income (loss)	6,193	(13,714)
Net income (loss) attributable to non-controlling interest	3,991	(5,018)
Net loss attributable to Digital Media Solutions, Inc.	$ 2,202	$ (8,696)
Weighted-average shares outstanding - basic (in shares)	35,249	32,335
Weighted-average shares outstanding - diluted (in shares)	35,764	32,335
Earnings (loss) per share attributable to Digital Media Solutions, Inc.:
Basic earnings (loss) per common shares (usd per share)	$ 0.06	$ (0.23)
Diluted earnings (loss) per common shares (usd per share)	$ 0.06	$ (0.23)